ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details 3) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, beginning	$ 34,485
Less: Amortization	187,836	$ 10,890	$ 14,520	$ 23,595
IP/technology
Intangible assets, beginning	0
Less: Amortization	27,374
Intangible acquired	3,569,300
Intangible assets, ending	410,626
Non-compete
Intangible assets, beginning	0
Less: Amortization	17,966
Intangible acquired	123,200
Intangible assets, ending	105,234
tradename/trademarks
Intangible assets, beginning	0
Less: Amortization	131,606
Intangible acquired	3,008,100
Intangible assets, ending	2,876,494
Other
Intangible assets, beginning	34,485
Less: Amortization	10,890
Intangible acquired	0
Intangible assets, ending	$ 23,595
Class B convertible preferred stock [Member]
Net revenue			466,705
Net loss			$ (484,560)